Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Harbor Convertible Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Convertible Securities FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total returns (i.e., current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. While the Fund’s portfolio consists primarily of convertible securities of U.S. issuers, it may, from time to time, include non-convertible corporate debt, non-U.S. dollar-denominated securities, convertible securities of foreign issuers, synthetic convertibles or common stock of issuers. In addition, the Subadviser may, from time to time and subject to market conditions, utilize macro hedging techniques. However, it is not the Subadviser’s intention to normally hedge on a security-specific basis.Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds, preferred stocks and other types of securities that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund focuses primarily on investments in convertible bonds. The Fund also focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk” bonds. As a result, all, or substantially all, of the Fund’s assets may be invested in below investment-grade rated securities. The Fund invests primarily in U.S. dollar denominated securities; however, the Fund may invest in securities denominated in other currencies.The Subadviser seeks to maximize portfolio return and minimize default risk by adhering generally to the following elements of its philosophy when selecting securities for investment:■Bottom-up, fundamental analysis■Broad diversification■Direct communication with management■Monitoring issuers on a systematic basis■Credit committee disciplined approach■Comprehensive reporting and risk control systemsThe Subadviser conducts in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. The Subadviser seeks to select securities issued by companies that generally exhibit or are believed by the Subadviser to have the prospect for, positive credit momentum with the potential for credit rating upgrade and/or equity appreciation. The Subadviser may consider environmental, social, and governance (ESG) factors that might impact a company’s future prospects, operating performance, or valuation. The Subadviser utilizes internally generated ESG-related research. ESG considerations are integrated into the Subadviser’s overall credit research process.In addition to considering company fundamentals, the Subadviser also considers a range of more technical factors related to the convertible nature of these securities, including:■The optimal entry point to acquire the company’s convertible securities based upon the relationship between the underlying equity and bond valuations and convertible security price■Determining the catalysts for growth on the equity side of the company’s balance sheet relative to the resiliency of bond valuations if the company’s equity valuations were to decline■Assessing the volatility of the underlying common stock and its relationship with the price of the convertible security■Determining whether there is sufficient liquidity to support purchase and sale activity■Assessing the historical relationship between the price of the convertible security and the Subadviser’s view of the security’s implied value■Assessing/monitoring the positive risk/reward characteristics of the convertible security versus the movements (up/down) in the price of the underlying equity■Assessing the potential for risk/volatility by first identifying the “bond floor” (the price of the convertible security if valued solely based on the underlying bond price) as the main convertible componentThe Subadviser tends to acquire convertible securities that have valuations more closely aligned with a company’s bonds than common stock. The Subadviser believes this approach can provide greater downside protection for the Fund’s portfolio, although at the expense of potentially greater appreciation that can come with holding convertible securities whose price is more dependent upon the price of the underlying common stock.All securities in the portfolio are typically reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.Duration/Maturity: Although duration may be one of the characteristics considered in securities selection, the Fund does not focus on securities with any duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 3.78 years as of December 31, 2021.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Convertible securities fluctuate in price in response to various factors, including changes in interest rates, changes in the price of equity securities, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:Convertible Securities Risk: Convertible securities generally tend to be of lower credit quality, and the value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade convertible securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Convertible securities are generally junior to the company’s non-convertible debt so the company would normally have to pay interest on its nonconvertible debt before interest can be paid on the convertible securities. Credit risk may be higher for the Fund because it invests primarily in convertible securities of companies with debt rated below investment-grade.Interest Rate Risk: As interest rates rise, the values of convertible securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Convertible securities are normally much more sensitive to interest rate changes when they are valued more like the company’s bonds than the company’s common stock, such as when the conversion price for the convertible security is well above the common stock price. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its convertible securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.ESG Factors Risk: The Subadviser and/or Adviser, as applicable,considers certain ESG factors in evaluating company quality which may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Liquidity Risk: The market for convertible securities is less liquid than the market for non-convertible corporate bonds. The Fund may at times have greater difficulty buying or selling specific convertible securities at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser and/or Adviser, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser and/or Adviser, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and/or Adviser, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter23.06%Q2 2020Worst Quarter-13.17%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor Convertible Securities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
One Year	rr_ExpenseExampleYear01	$ 69
Three Years	rr_ExpenseExampleYear03	228
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	$ 902
One Year	rr_AverageAnnualReturnYear01	2.61%	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	11.66%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.81%	[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2016	[2]
Harbor Convertible Securities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1]
One Year	rr_ExpenseExampleYear01	$ 78
Three Years	rr_ExpenseExampleYear03	254
Five Years	rr_ExpenseExampleYear05	445
Ten Years	rr_ExpenseExampleYear10	$ 997
2012	rr_AnnualReturn2012	10.57%
2013	rr_AnnualReturn2013	12.22%
2014	rr_AnnualReturn2014	2.55%
2015	rr_AnnualReturn2015	(0.05%)
2016	rr_AnnualReturn2016	5.37%
2017	rr_AnnualReturn2017	8.25%
2018	rr_AnnualReturn2018	(0.20%)
2019	rr_AnnualReturn2019	18.16%
2020	rr_AnnualReturn2020	31.90%
2021	rr_AnnualReturn2021	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.17%)
One Year	rr_AverageAnnualReturnYear01	2.52%
Annualized Five Years	rr_AverageAnnualReturnYear05	11.54%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.75%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2011
Harbor Convertible Securities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	332
Five Years	rr_ExpenseExampleYear05	580
Ten Years	rr_ExpenseExampleYear10	$ 1,290
One Year	rr_AverageAnnualReturnYear01	2.29%
Annualized Five Years	rr_AverageAnnualReturnYear05	11.22%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.45%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2011
Harbor Convertible Securities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
One Year	rr_ExpenseExampleYear01	$ 114
Three Years	rr_ExpenseExampleYear03	367
Five Years	rr_ExpenseExampleYear05	639
Ten Years	rr_ExpenseExampleYear10	$ 1,416
One Year	rr_AverageAnnualReturnYear01	2.16%
Annualized Five Years	rr_AverageAnnualReturnYear05	11.14%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.34%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2011
Harbor Convertible Securities Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.79%)
Annualized Five Years	rr_AverageAnnualReturnYear05	8.06%
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.41%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Convertible Securities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.43%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.62%
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.01%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Convertible Securities Fund | ICE BofA U.S. Convertible Ex Mandatory (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.12%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	17.77%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	14.43%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	12.33%	[3]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[3]	Since Inception return based on the inception date of the Institutional Class shares.